Equity reserves and long-term incentive plan awards - disclosure of amount and movement in restricted share units (Details) - Restricted share units [Member] - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	534,508	1,184,594
Granted	366,200	299,900
Settled in cash	(279,069)	(599,107)
Cancelled/forfeited	(57,402)	(350,879)
Balance, end of year	564,237	534,508